Summary Of Significant Accounting Policies - Additional Information (Detail) shares in Thousands, TWD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Customer shares	Dec. 31, 2015 TWD Customer shares	Dec. 31, 2014 USD ($) Customer shares	Dec. 31, 2013 USD ($) Customer shares	Dec. 31, 2012 TWD
Significant Accounting Policies [Line Items]
Consolidated interest acquire in subsidiary	100.00%	100.00%
Top ten customer sales in percentage	72.00%	72.00%	76.00%	76.00%
Number of customers accounted for 10% or more sales | Customer	1	1	2	2
Depreciation and amortization	$ 7,936		$ 6,917	$ 6,429
Warranty period for manufacturing defects of products	1 year	1 year
Evaluation of tax benefits realized upon settlement	50.00%	50.00%
Income tax under IBT act effective date	Jan. 01, 2006	Jan. 01, 2006
Minimum alternative tax on income under IBT act	10.00%	10.00%
Standard deduction tax amount | TWD					TWD 1,000
Standard deduction tax rate					10.00%
Deferred income tax liabilities, noncurrent	$ 0
Deferred income tax assets, net	$ 610		1,521
Scenario, Previously Reported
Significant Accounting Policies [Line Items]
Deferred income tax assets, noncurrent			1,909
Deferred income tax liabilities, current			388
Scenario, Adjustment
Significant Accounting Policies [Line Items]
Deferred income tax liabilities, noncurrent			$ 388
Customers accounted for 10% or more | Net sales
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	30.00%	30.00%	47.00%	46.00%
Amended in August 2012
Significant Accounting Policies [Line Items]
Standard deduction tax amount | TWD		TWD 500
Standard deduction tax rate	12.00%	12.00%
Amendment Effective Date	Jan. 01, 2013	Jan. 01, 2013
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period	3 months	3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period	1 year	1 year
Held-to-maturity investment maturity period	1 year	1 year
American Depositary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares	384	384	546	577
Ordinary Shares
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units | shares	1,534	1,534	2,183	2,308
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	1 year	1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	5 years	5 years
Development technology | Minimum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives	3 years 6 months	3 years 6 months
Development technology | Maximum
Significant Accounting Policies [Line Items]
Intangible asset amortized over estimated useful lives	4 years 6 months	4 years 6 months
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	25 years	25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	50 years	50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	3 years	3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years	6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	3 years	3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	8 years	8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	2 years	2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years	6 years
FCI
Significant Accounting Policies [Line Items]
Consolidated interest acquire in subsidiary	99.90%	99.90%